BusinessCombination(Table)	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combinations Abstract [Abstract]
Disclosure of Identifiable assets acquired and liabilities assumed related to Acquisition of Prudential Life Insurance Company of Korea Ltd. [Text Block]

Details of consideration paid, assets acquired and liabilities assumed are as follows:

	2020
	(In millions of Korean won)
Consideration
Cash	￦	2,299,541

Total consideration transferred		2,299,541

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from financial institutions		574,204
Financial assets at fair value through profit or loss		503,853
Financial assets at fair value through other comprehensive income		7,195,958
Securities measured at amortized cost		10,064,300
Loans measured at amortized cost		759,869
Derivatives		389
Property and equipment		178,537
Intangible assets[1]		10,382
Other assets		4,931,131

Total assets		24,218,623

Insurance liabilities[2]		16,752,888
Derivatives		1,166
Other liabilities		5,019,961

Total liabilities		21,774,015

Total identifiable net assets	￦	2,444,608

Non-controlling interests		—
Gain on a bargain purchase[3]		145,067

[1]	Memberships, software, development costs and others were previously held by Prudential Life Insurance Company of Korea Ltd.
[2]	Separately measured VOBA (Value of Business Acquired) was adjusted by applying an indirect method of intrinsic value to the carrying amount of insurance liabilities of the acquiree.
[3]	As a result of the business combination, gain on a bargain purchase was recognized as other non-operating income in the consolidated statement of comprehensive income.

Details of intangible assets recognized as the result of the business combination related to Acquisition of Prudential Life Insurance Company of Korea Ltd. [Text Block]

Details of intangible assets recognized as the result of the business combination are as follows:

2020
(In millions of Korean won)
VOBA[1]	￦ (2,807,162)
Others[2]	10,382

￦ (2,796,780)

[1]

Negative VOBA was recognized and adjusted in the insurance liability. In accordance with IFRS No.4, an indirect method of intrinsic value is applied to the measurement of VOBA. VOBA is a similar concept to present value of in force business (PVIF) and present value of future profits (PVFP or PVP). The VOBA from intrinsic values is calculated through the actuarial model and cash flows that were originally used to calculate the embedded value of the insurance contracts.

[2]	Memberships, software, development costs and others were previously held by Prudential Life Insurance Company of Korea Ltd.

Disclosure of Identifiable assets acquired and liabilities assumed related to Acquisition of PRASAC Microfinance Institution Plc [Text Block]

Details of consideration paid, assets acquired and liabilities assumed are as follows:

	2020
	(In millions of Korean won)
Consideration
Cash	￦	733,976

Total consideration transferred		733,976

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from financial institutions		658,865
Loans measured at amortized cost		3,194,211
Financial investments		35
Property and equipment		24,472
Intangible assets		1,821
Current income tax assets		873
Deferred income tax assets		26,330
Other assets		37,325

Total assets		3,943,932

Deposits		2,222,944
Borrowings		1,038,684
Debentures		89,570
Current income tax liabilities		9,238
Deferred income tax liabilities		323
Other liabilities		101,696

Total liabilities		3,462,455

Total identifiable net assets	￦	481,477

Non-controlling interests[1]		144,443
Goodwill[2]		396,942

[1]	Measured at the proportionate share (30%) of the fair value of PRASAC’s net assets as of the acquisition date.
[2]	As a result of the business combination, there was a goodwill and the Group recognized it as intangible assets in the consolidated statement of financial position.

Details of loans acquired related to Acquisition of PRASAC Microfinance Institution Plc [Text Block]

Details of loans acquired are as follows:

	2020
	(In millions of Korean won)
Acquiree’s carrying amount of loans	￦	3,294,798
Present value of contractual cash flows not expected to be paid		(100,587)

Fair value of loans	￦	3,194,211

Disclosure of Amount of the recognized liabilities and deducted equity in relation to the agreement with shareholders related to Acquisition of PRASAC Microfinance Institution Plc [Text Block]

Amount of the recognized liabilities and deducted equity in relation to the above agreement with shareholders are as follows:

	2020
	(In millions of Korean won)
Agreement with shareholders (purchase of remaining shares and payment of dividends)
Other payables (present value of exercising price of options)	￦	308,236
Other payables (present value of expected dividends)		102,986

	￦	411,222

Attributable to ordinary equity holders of the Parent Company (capital surplus)		(411,222)

Disclosure of Identifiable assets acquired and liabilities assumed related to Acquisition of PT Bank Bukopin TBK [Text Block]

Details of consideration paid, assets acquired and liabilities assumed are as follows:

	2020
	(In millions of Korean won)
Consideration
Fair value of existing shares at the time of exchange	￦	78,446
Cash (=16,360,578,947shares x 190 IDR)		252,722

Total consideration transferred		331,168

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from financial institutions		300,424
Financial assets at fair value through profit or loss		3,960
Derivative assets		130
Loans measured at amortized cost		4,256,209
Financial investments		469,625
Property and equipment		280,197
Intangible assets		99,085
Deferred income tax assets		25,350
Assets held for sale		183,642
Other assets		272,775

Total assets		5,891,397

Deposits		4,253,557
Borrowings		838,142
Debentures		141,806
Provisions		3,522
Net defined benefit liabilities		15,141
Other liabilities		276,336

Total liabilities		5,528,504

Total identifiable net assets	￦	362,893

Non-controlling interests[1]		120,945
Goodwill[2]		89,220

[1]	The sum of the existing non-controlling interests held by PT Bank Bukopin TBK and the proportionate share (33%) of the fair value of PT Bank Bukopin TBK’s net assets as of the acquisition date.
[2]	As a result of the business combination, there was a goodwill and the Group recognized it as intangible assets in the consolidated statement of financial position.

Details of loans acquired related to Acquisition of PT Bank Bukopin TBK [Text Block]

Details of loans acquired are as follows:

	2020
	(In millions of Korean won)
Acquiree’s carrying amount of loans	￦	5,053,321
Present value of contractual cash flows not expected to be paid		(797,112)

Fair value of loans	￦	4,256,209

Details of intangible assets recognized as a result of PT Bank Bukopin TBK business combinations [Text Block]

Details of intangible assets recognized as a result of business combinations are as follows:

	2020
	(In millions of Korean won)
Core deposits[1]	￦	95,477
Others[2]		3,608

	￦	99,085

[1]	It is an identifiable intangible asset and reflects the fair value of financing costs saved through stable relationships with saving customers.
[2]	Software and other intangible assets which were previously held by PT Bank Bukopin TBK.

Disclosure of Identifiable assets acquired and liabilities assumed related to Acquisition of PT. Finansia Multi Finance [Text Block]

Details of consideration paid, assets acquired and liabilities assumed are as follows:

	2020
	(In millions of Korean won)
Consideration
Cash	￦	89,689

Total consideration transferred		89,689

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from financial institutions		24,150
Loans measured at amortized cost		191,039
Property and equipment		13,837
Intangible assets		13,409
Other assets		17,587

Total assets		260,022

Borrowings		146,588
Debentures		46,865
Other liabilities		19,233

Total liabilities		212,686

Total identifiable net assets	￦	47,336

Non-controlling interests[1]		9,467
Goodwill[2]		51,820

[1]	Measured at the proportionate share (20%) of the fair value of PT. Finansia Multi Finance’s net assets as of the acquisition date.
[2]	As a result of the business combination, there was a goodwill and the Group recognized it as intangible assets in the consolidated statement of financial position.